Note 3 - Acquisitions (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
Aggregate Acquisitions

Current assets	$16,643
Non-current assets	3,719
Current liabilities	(18,556)
Long-term liabilities	(4,207)
Non-controlling interests	(25)
$(2,427)

Cash consideration, net of cash acquired of $10,067	(82,073)
Acquisition date fair value of contingent consideration	(12,056)
Total purchase consideration	$(94,129)

Acquired intangible assets	$43,602
Goodwill	$52,954
Aggregate Acquisitions

Current assets	$10,649
Non-current assets	2,407
Current liabilities	(13,264)
Long-term liabilities	(1,605)
Redeemable non-controlling interest	(13,284)
$(15,097)

Cash consideration, net of cash acquired of $5,873	(44,108)
Acquisition date fair value of contingent consideration	(14,566)
Total purchase consideration	$(58,674)

Acquired intangible assets	$30,398
Goodwill	$43,373
Aggregate Acquisitions

Current assets	$35,003
Non-current assets	6,705
Current liabilities	(44,880)
Long-term liabilities	(9,734)
Redeemable non-controlling interest	(17,700)
Non-controlling interests	(255)
$(30,861)

Note consideration	$(3,171)
Cash consideration, net of cash acquired of $11,427	(91,559)
Acquisition date fair value of contingent consideration	(13,339)
Total purchase consideration	$(108,069)

Acquired intangible assets	$39,369
Goodwill	$99,561

Business Acquisition, Pro Forma Information [Table Text Block]
	Revenues	Net earnings from continuing operations

Actual from acquired entities for 2016	$72,702	$1,939
Supplemental pro forma for 2016 (unaudited)	1,926,462	94,152
Supplemental pro forma for 2015 (unaudited)	1,902,724	52,762